Accounting Policies, by Policy (Policies)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation and Consolidation

Basis of Presentation and Consolidation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities Exchange Commission (“SEC”).

The consolidated financial statements include the financial statements of the Company and its wholly owned subsidiaries and all intercompany transactions and balances have been eliminated upon consolidation.

Basis of Presentation and Consolidation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities Exchange Commission (“SEC”).

The consolidated financial statements include the financial statements of the Company and its wholly owned subsidiaries and all intercompany transactions and balances have been eliminated upon consolidation.

Going concern

Going concern

During the six months ended September 30, 2025, the Company has incurred a loss of approximately HK$11.4 million and at the end of reporting period, its recorded an accumulated loss on the retained earnings of approximately HK$35.6 million. Furthermore, the Group had bank and other borrowings of approximately HK$10.8 million that are repayable while the Group only had cash and cash equivalents of approximately HK$5.4 million as of September 30, 2025. These events or conditions indicate the existence of a material uncertainty that may cast significant doubt on the Group’s ability to continue as a going concern and, therefore, that the Group may be unable to realise its assets and discharge its liabilities in the normal course of business.

The directors of the Company have been undertaking measures to improve the Group’s liquidity and financial position which have considered included cost saving, equity and debt financing. We have granted loan facilities with Goldcrest Capital Limited which up to US$2,000,000 with an annual interest rate of 12% on September 15, 2025. We have five further drawdowns from the financial institution after the reporting period and the total amount of the five drawn was US$350,000 and HK$2,500,000. The drawdown limit of the loan facilities has not been fully utilized.

The consolidated financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

Going concern

The accompanying consolidated financial statements were prepared assuming the Company will continue as a going concern, which contemplates continuity of operations, realization of assets, and liquidation of liabilities in the normal course of business. The Company has incurred significant losses from operations of approximately HK$ 26.8 million for the year end March 31, 2025 and has accumulated deficit of HK$ 24.2 million. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

On January 27, 2025, the Company completed the IPO and the exercise of the over-allotment option with gross proceeds totaling US$9,200,000 of 2,300,000 Ordinary Shares on Nasdaq Capital Market, at a public offering price of US$4.00 per share, and give rise to total gross proceeds of US$9.2 million.

The Company plans to increase its revenue by strengthen communication and coordination with game companies to accelerate the development speed of games and gaming platforms, explore new advertising sources, and reduce unnecessary cost expenditures. If deemed necessary, management could also seek to raise additional funds by way of admitting strategic investors, or private or public offerings, or by seeking to obtain loans from banks or others, to support the Company’s daily operation. While management of the Company believes in the viability of its strategy to generate sufficient revenues and its ability to raise additional funds on reasonable terms and conditions, there can be no assurances to that effect.

The consolidated financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

Use of Estimates and Assumptions

Use of Estimates and Assumptions

The preparation of unaudited condensed consolidated financial statements in conformity with U.S. GAAP requires the management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates and judgments are based on historical information that is currently available to the Company and on various other assumptions that the Company believes to be reasonable under the circumstances. Significant estimates required to be made by management include, but are not limited to, the valuation of accounts receivable, the allowance for credit losses, useful lives of property and equipment, deferred income taxes, the realization of deferred tax assets, revenue recognition and other provisions and contingencies. Actual results could differ from those estimates.

Use of Estimates and Assumptions

The preparation of consolidated financial statements in conformity with U.S. GAAP requires the management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates and judgments are based on historical information that is currently available to the Company and on various other assumptions that the Company believes to be reasonable under the circumstances. Significant estimates required to be made by management include, but are not limited to, the valuation of accounts receivable, the allowance for credit losses, useful lives of property and equipment, deferred income taxes, the realization of deferred tax assets, revenue recognition and other provisions and contingencies. Actual results could differ from those estimates.

Foreign Currency Translation

Foreign Currency Translation

The Company uses Hong Kong Dollar (“HK$”) as its reporting currency. The functional currency of the Company in British Virgin Islands and its subsidiaries in Hong Kong is HK$. The functional currency is the currency of the primary economic environment in which an entity operates as stated by ASC 830, “Foreign Currency Matters”.

In the consolidated financial statements of the Company, transactions in currencies other than the functional currency are measured and recorded in the functional currency using the exchange rate in effect at the date of the transaction. At the balance sheet date, monetary assets and liabilities that are denominated in currencies other than the functional currency are translated into the functional currency using the exchange rate at the balance sheet date. All gains and losses arising from foreign currency transactions are recorded in the income statements during the year in which they occur.

Translations of amounts in the unaudited condensed consolidated balance sheets, unaudited condensed consolidated statements of income, unaudited condensed consolidated statements of changes in shareholders’ equity and unaudited condensed consolidated statements of cash flows from HK$ into US$ for the year ended September 30, 2025 are solely for the convenience of the reader and were calculated at the noon buying rate of US$1 = HK$7.7809, as published in H.10 statistical release of the United States Federal Reserve Board. No representation is made that the HK$ amounts could have been, or could be, converted, realized or settled into US$ at such rate or at any other rate.

Foreign Currency Translation

The Company uses Hong Kong Dollar (“HK$”) as its reporting currency. The functional currency of the Company in British Virgin Islands and its subsidiaries in Hong Kong is HK$. The functional currency is the currency of the primary economic environment in which an entity operates as stated by ASC 830, “Foreign Currency Matters”.

In the consolidated financial statements of the Company, transactions in currencies other than the functional currency are measured and recorded in the functional currency using the exchange rate in effect at the date of the transaction. At the balance sheet date, monetary assets and liabilities that are denominated in currencies other than the functional currency are translated into the functional currency using the exchange rate at the balance sheet date. All gains and losses arising from foreign currency transactions are recorded in the income statements during the year in which they occur.

Translations of amounts in the consolidated balance sheets, consolidated statements of income, consolidated statements of changes in shareholders’ equity and consolidated statements of cash flows from HK$ into US$ for the year ended March 31, 2025 are solely for the convenience of the reader and were calculated at the noon buying rate of US$1 = HK$7.7799, as published in H.10 statistical release of the United States Federal Reserve Board. No representation is made that the HK$ amounts could have been, or could be, converted, realized or settled into US$ at such rate or at any other rate.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The fair value of a financial instrument is defined as the exchange price that would be received from an asset or paid to transfer a liability (as exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date.

ASC 820 defined fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

Level 1		Quoted prices (unadjusted) in active markets for identical assets and liabilities.

Level 2	—	Quoted prices in active markets for similar assets and liabilities, or other inputs that are observable for the asset or liability, either directly or indirectly in the market place.

Level 3	—	Unobservable inputs that are supported by little or no market.

The Company considers the carrying amount of its financial assets and liabilities, which consist primarily of cash, accounts receivable, amounts due from/(to) related parties, amount due to a director, deposits and other receivables, accounts payable, amount due to a director, amount due to a shareholder, accruals and other payables, operating lease liabilities and bank borrowings are approximate the fair value of the respective assets and liabilities as of September 30, 2025 and March 31, 2025 owing to their short-term nature or present value of the assets and liabilities.

Fair Value of Financial Instruments

The fair value of a financial instrument is defined as the exchange price that would be received from an asset or paid to transfer a liability (as exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date.

ASC 820 defined fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

Level 1	—	Quoted prices (unadjusted) in active markets for identical assets and liabilities.

Level 2	—	Quoted prices in active markets for similar assets and liabilities, or other inputs that are observable for the asset or liability, either directly or indirectly in the market place.

Level 3	—	Unobservable inputs that are supported by little or no market.

The Company considers the carrying amount of its financial assets and liabilities, which consist primarily of cash, accounts receivable, amounts due from/(to) related parties, amount due to a director, deposits and other receivables, accounts payable, amount due to a shareholder, accruals and other payables, operating lease liabilities and bank borrowings are approximate the fair value of the respective assets and liabilities as of March 31, 2025 and 2024 owing to their short-term nature or present value of the assets and liabilities.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash comprise cash at banks and on hand which includes deposits with original maturities of three months or less with commercial banks in Hong Kong. As of September 30, 2025 and March 31, 2025, the Company did not have any cash equivalents. The Company maintains the bank accounts in Hong Kong. Cash balances in bank accounts in Hong Kong are protected up to HK$800,000 per account holder in each bank which is a member of the Hong Kong Deposit Protection Scheme.

Cash and Cash Equivalents

Cash comprise cash at banks and on hand which includes deposits with original maturities of three months or less with commercial banks in Hong Kong. As of March 31, 2025 and 2024, the Company did not have any cash equivalents. The Company maintains the bank accounts in Hong Kong. Cash balances in bank accounts in Hong Kong are protected up to HK$500,000 per account holder in each bank which is a member of the Hong Kong Deposit Protection Scheme.

Accounts Receivable

Accounts Receivable

Accounts receivable mainly represent amounts due from clients for advertising services which are recorded net of allowance for credit losses. The Company grants general credit term of 30 days to its customers in the normal course of business. The management considers various factors such as historical collection record, customer’s current creditworthiness, customer’s concentration, the age of the accounts receivable balance both individually and aggregately and general economic conditions to determine the collectability of the accounts receivable balances.

On April 1, 2023, the Company adopted ASU 2016-13, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASC 326”). ASC 326 requires the application of a credit loss model based prospectively on current expected credit losses (CECL), and replaces the previous model based retrospectively on past incurred losses. Results for reporting periods beginning April 1, 2024 are presented under ASC 326.

The Company carries accounts receivable at the face amounts less a reserve for estimated credit losses. The Company estimated its reserve for credit losses using relevant available information from internal and external sources relating to past events, current conditions and reasonable and supportable forecasts. During the six months ended September 30, 2025, the Company did not record adjustments for credit losses on the unaudited condensed consolidated financial statement related to accounts receivable. As of September 30, 2025, the reserve for credit losses was HK$330,037 (US$42,416).

Accounts Receivable

Accounts receivable mainly represent amounts due from clients for advertising services which are recorded net of allowance for credit losses. The Company grants general credit term of 30 days to its customers in the normal course of business. The management considers various factors such as historical collection record, customer’s current creditworthiness, customer’s concentration, the age of the accounts receivable balance both individually and aggregately and general economic conditions to determine the collectability of the accounts receivable balances.

On April 1, 2023, the Company adopted ASU 2016-13, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASC 326”). ASC 326 requires the application of a credit loss model based prospectively on current expected credit losses (CECL), and replaces the previous model based retrospectively on past incurred losses. Results for reporting periods beginning April 1, 2024 are presented under ASC 326.

The Company carries accounts receivable at the face amounts less a reserve for estimated credit losses. The Company estimated its reserve for credit losses using relevant available information from internal and external sources relating to past events, current conditions and reasonable and supportable forecasts. During the years ended March 31, 2025, the Company recorded HK$330,037 (US$42,421) adjustments for credit losses on the consolidated financial statement related to accounts receivable. As of March 31, 2025, the reserve for credit losses was HK$330,037 (US$42,421).

Deposits, prepayments and other receivables

Deposits, prepayments and other receivables

Deposits represent deposit paid to service providers such as utilities and office rental. Prepayments represent (i) advance payments made to the service providers for the advertising services and the vendors for certain prepaid services such as insurance, exhibition cost and game development cost; and (ii) deferred IPO costs of direct expenses paid to attorneys, consultants, underwriters, and other parties related to the Company’s IPO. Deposits, prepayments and other receivables are unsecured and are reviewed periodically to determine whether their carrying value have become impaired. As of September 30, 2025, the management impaired prepayments for the exhibition costs were HK$2,574,641 (US$330,892).

Deposits, prepayments and other receivables

Deposits represent deposit paid to service providers such as utilities and office rental. Prepayments represent (i) advance payments made to the service providers for the advertising services and the vendors for certain prepaid services such as insurance; (ii) deferred IPO costs of direct expenses paid to attorneys, consultants, underwriters, and other parties related to the Company’s IPO; (iii) prepayment for exhibitions; and (iv) prepayment for development games/platform. The balance of deferred IPO costs was offset with the proceeds received at the closing of IPO during the years ended March 31, 2025. As of March 31, 2025, the management impaired prepayments for the exhibition costs was HK$10,593,902 (US$1,361,702). Deposits, prepayments and other receivables are unsecured and are reviewed periodically to determine whether their carrying value have become impaired.

Lease

Lease

On January 1, 2019, the Company adopted ASU 2016-02 Leases (Topic 842) (“Topic 842”) issued by the FASB, using the modified retrospective transition method and elected the transition option to use an effective date of January 1, 2019 as the date of initial application. The adoption of Topic 842 resulted in the presentation of right-of-use (“ROU”) assets and operating lease liabilities on the consolidated balance sheet. See Note 7 for additional information.

The lease standard provides practical expedients for an entity ongoing accounting. The Company elected to apply the short-term lease exception for lease arrangements with a lease term of 12 months or less at commencement. Lease terms used to compute the present value of lease payments do not include any option to extend, renew or terminate the lease that the Company is not able to reasonably certain to exercise upon the lease inception. Accordingly, ROU assets and operating lease liabilities do not include leases with a lease term of 12 months or less.

The Company did not adopt the practical expedient that allows lessees to treat the lease and non-lease components of a lease as a single lease component. Non-lease components include payments for building management and utilities. It separates the non-lease components from the lease components to which they relate.

At inception of a contract, the Company assesses whether a contract is, or contains, a lease. A contract is or contains a lease if it conveys the right to control the use of an identified asset for a period of time in exchange of a consideration. To assess whether a contract is or contains a lease, the Company assess whether the contract involves the use of an identified asset, whether it has the right to obtain substantially all the economic benefits from the use of the asset and whether it has the right to control the use of the asset.

ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent its obligation to make lease payments arising from the lease. The ROU assets and lease liabilities are recognized at lease commencement date based on the present value of lease payments over the lease term. As most of the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at lease commencement date in determining the present value of lease payments. The ROU assets also any lease payments made and excludes lease incentives. The Company’s lease terms may include options to extend or terminate the lease. Renewal options are considered within the ROU assets and lease liabilities when it is reasonably certain that the Company will exercise that option. Lease expenses for lease payments are recognized on a straight-line basis over the lease term.

Lease

On January 1, 2019, the Company adopted ASU 2016-02 Leases (Topic 842) (“Topic 842”) issued by the FASB, using the modified retrospective transition method and elected the transition option to use an effective date of January 1, 2019 as the date of initial application. The adoption of Topic 842 resulted in the presentation of right-of-use (“ROU”) assets and operating lease liabilities on the consolidated balance sheet. See Note 7 for additional information.

The lease standard provides practical expedients for an entity ongoing accounting. The Company elected to apply the short-term lease exception for lease arrangements with a lease term of 12 months or less at commencement. Lease terms used to compute the present value of lease payments do not include any option to extend, renew or terminate the lease that the Company is not able to reasonably certain to exercise upon the lease inception. Accordingly, ROU assets and operating lease liabilities do not include leases with a lease term of 12 months or less.

The Company did not adopt the practical expedient that allows lessees to treat the lease and non-lease components of a lease as a single lease component. Non-lease components include payments for building management and utilities. It separates the non-lease components from the lease components to which they relate.

At inception of a contract, the Company assesses whether a contract is, or contains, a lease. A contract is or contains a lease if it conveys the right to control the use of an identified asset for a period of time in exchange of a consideration. To assess whether a contract is or contains a lease, the Company assess whether the contract involves the use of an identified asset, whether it has the right to obtain substantially all the economic benefits from the use of the asset and whether it has the right to control the use of the asset.

ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent its obligation to make lease payments arising from the lease. The ROU assets and lease liabilities are recognized at lease commencement date based on the present value of lease payments over the lease term. As most of the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at lease commencement date in determining the present value of lease payments. The ROU assets also any lease payments made and excludes lease incentives. The Company’s lease terms may include options to extend or terminate the lease. Renewal options are considered within the ROU assets and lease liabilities when it is reasonably certain that the Company will exercise that option. Lease expenses for lease payments are recognized on a straight-line basis over the lease term.

Property and Equipment, net

Property and Equipment, net

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is provided for on a straight-line basis over the estimated useful lives of the related assets as follows:

Office equipment	4 years
Leasehold improvements	4 years
Motor vehicles	5 years

Expenditures for maintenance and repairs are expensed as incurred. Expenditures for major renewals and improvements which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss is recognized in the consolidated statements of income in other income, net.

Property and Equipment, net

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation are provided for on a straight-line basis over the estimated useful lives of the related assets as follows:

Office equipment	4 years
Leasehold improvements	4 years
Motor vehicles	5 years

Expenditures for maintenance and repairs are expensed as incurred. Expenditures for major renewals and improvements which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss is recognized in the consolidated statements of income in other income, net.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company reviews the recoverability of its long-lived assets whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Company measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Company would recognize an impairment loss, which is the excess of carrying amount over the fair value of the assets, using the expected future discounted cash flows. There were no impairment losses on long-lived assets for the six months ended September 30, 2025 and the year ended March 31, 2025.

Impairment of Long-Lived Assets

The Company reviews the recoverability of its long-lived assets whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Company measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Company would recognize an impairment loss, which is the excess of carrying amount over the fair value of the assets, using the expected future discounted cash flows. There were no impairment losses on long-lived assets for the years ended March 31, 2025 and 2024.

Revenue Recognition

Revenue Recognition

The Company applied ASC Topic 606 “Revenue from Contracts with Customers” (“ASC 606”) for all years presented.

The core principle of the revenue standard is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services.

The following five steps are applied to achieve that core principle:

Step 1: Identify the contract with the customer

Step 2: Identify the performance obligations in the contract

Step 3: Determine the transaction price

Step 4: Allocate the transaction price to the performance obligations in the contract

Step 5: Recognize revenue when the company satisfies a performance obligation.

The Company has elected to apply the practical expedient in paragraph ASC 606-10-50-14 and does not disclose information about remaining performance obligations that have original expected durations of one year or less.

The Company enters into contracts with customers that include promises to transfer various services, which are generally capable of being distinct and accounted for as separate performance obligations. The transaction price is allocated to each performance obligation on a relative standalone selling price basis. The transaction price allocated to each performance obligation is recognized when that performance obligation is satisfied, at a point in time or over time as appropriate. Revenue is recognized when the promised services are transferred to customers, in an amount that reflects the consideration allocated to the respective performance obligation.

The Company is engaging in the one-stop advertising services to customers in Hong Kong. The Company’s principal revenue stream includes:

(a) Online advertising

For revenue generated through the online placement of advertisements, the Company’s performance obligation is fulfilled at the point in time when the advertisement content is broadcasted in the digital media and the marketing publication is publicly released, or the transfer of the broadcasting right to the customer is made.

In the event the contract with the customer further entitles the Company to a one-off licensing fee for granting the customer the intellectual property right attached to the advertising contents and materials, the Company concluded that such licensing fee is integral to but not distinct or separated from the overall advertising solution package.

The entire transaction price of the advertising contract, inclusive of the online advertising fee and the licensing fee, is attributed as a single performance obligation and revenue is recognized at the point in time when the Company’s contractual obligation is completed that is the broadcast of the advertisement content and transfer of the intellectual property right are simultaneously fulfilled.

(b) Offline advertising and web banner marketing

For revenue generated through the offline and web banner placement, the Company performed its services over a specific tenure set out in the advertising contract. The performance obligation is fulfilled over this pre-determined period when the agreed-upon action is completed or when the advertisement is displayed in the relevant medium to the public or target audience.

The Company recognizes the revenue over the pre-determined contract period, generally the advertising period, during which its services are rendered to the advertiser and satisfied the relevant performance obligation. The Company enters a distinct contract with its customers. The Company concluded that each of the respective services (1) is distinct and (2) meets the criteria for recognizing revenue over time. In addition, the nature of services provided for each successive period are substantially similar and result in the transfer of substantially the same benefit to the customers. Therefore, we concluded that the periodic services fee satisfies the requirements of ASC 606-10-25-14(b) to be accounted for as a single performance obligation.

(c)Provisioning of strategic planning services

Revenue generated from providing strategic planning services is recognized over time as the Company successively fulfils its performance obligation over the contractual service period and the advertiser simultaneously receives and consumes the benefits provided by the Company’s service performance.

The Company concluded that each of the respective services (1) is distinct and (2) meets the criteria for recognizing revenue over contractual service period. In addition, the nature of services provided for each successive period are substantially similar and result in the transfer of substantially the same benefit to the customers. That is, the benefit consumed by the clients is substantially similar for each month, even though the exact volume of services may vary. Therefore, we concluded that the periodic services fee satisfies the requirements of ASC 606-10-25-14(b) to be accounted for as a single performance obligation.

(d) Exhibition income

The Company invests in the exhibition or event entitles the profit sharing from the exhibition. The exhibition partner will share the certain percentage of the net profit from the designated exhibition or event according to the partnership or investment agreement. The profit-sharing revenue is variable amount (based on the net profit of the designated exhibition or event and the Company has no control of it). As a result, the Company concludes that the above game profit sharing services (1) is distinct and (2) meets the criteria for recognizing revenue during exhibition over time.

(e) Other services

Other services rendered by the Company to its clients include provision of (i) administrative services; and (ii) strategic planning on a profit-sharing fee basis.

The Company’s administrative services generally, including delivery costs and prop making, are typically rendered on a per-task basis, for which the Company enters into an individual contract with the client for the performance of a specific service with a corresponding distinct performance obligation. For these services, the Company will charge a service fee which is normally determined as a particular mark-up percentage of the budgeted cost of the services. Revenue from the provision of administrative services is recognized at a point in time when the service delivery was made and the performance obligation is fulfilled.

The Company’s profit-sharing with strategic planning services is governed by a relevant framework agreement incepted with the client, according to which the Company is entitled to a profit-sharing determined as a specific percentage of the advertiser’s net profit derived during the pre-determined contractual period from the underlying mobiles games. Revenue generated from the provision of these services is recognized at a point in time when the advertiser ascertains the underlying mobile games’ net profit and confirmed our entitled profit-sharing amount.

The following table presents disaggregated information of revenues by major service lines for the six months ended September 30, 2025 and 2024, respectively:

	For the six months ended September 30
	2024	2025	2025
	HK$	HK$	US$
	(Unaudited)	(Unaudited)	(Unaudited)
Online advertising	6,291,253	5,714,663	734,448
Offline advertising and web banner	10,598,757	7,548,741	970,163
Provisioning of strategic planning services	192,878	264,648	34,012
Exhibition Income	—	3,767,862	484,245
Other services	529,062	1,788,609	229,872
	17,611,950	19,084,523	2,452,740

Revenue disaggregated by timing of revenue recognition for the six months ended September 30, 2025 and 2024 is disclosed in the table below:

	For the six months ended September 30
	2024	2025	2025
	HK$	HK$	US$
	(Unaudited)	(Unaudited)	(Unaudited)
Point in time	6,820,315	7,498,253	963,675
Over time	10,791,635	11,586,270	1,489,065
	17,611,950	19,084,523	2,452,740

The Company also selected to apply the practical expedients allowed under ASC Topic 606 to omit the disclosure of remaining performance obligations for contracts with an original expected duration of one year or less. As of September 30, 2025 and 2024, all contracts of the Company were with an original expected duration within one year.

Revenue Recognition

The Company applied ASC Topic 606 “Revenue from Contracts with Customers” (“ASC 606”) for all years presented.

The core principle of the revenue standard is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services.

The following five steps are applied to achieve that core principle:

Step 1: Identify the contract with the customer

Step 2: Identify the performance obligations in the contract

Step 3: Determine the transaction price

Step 4: Allocate the transaction price to the performance obligations in the contract

Step 5: Recognize revenue when the company satisfies a performance obligation.

The Company has elected to apply the practical expedient in paragraph ASC 606-10-50-14 and does not disclose information about remaining performance obligations that have original expected durations of one year or less.

The Company enters into contracts with customers that include promises to transfer various services, which are generally capable of being distinct and accounted for as separate performance obligations. The transaction price is allocated to each performance obligation on a relative standalone selling price basis. The transaction price allocated to each performance obligation is recognized when that performance obligation is satisfied, at a point in time or over time as appropriate. Revenue is recognized when the promised services are transferred to customers, in an amount that reflects the consideration allocated to the respective performance obligation.

The Company is engaging in the one-stop advertising services to customers in Hong Kong. The Company’s principal revenue stream includes:

(a)	Online advertising

For revenue generated through the online placement of advertisements, the Company’s performance obligation is fulfilled at the point in time when the advertisement content is broadcasted in the digital media and the marketing publication is publicly released, or the transfer of the broadcasting right to the customer is made.

In the event the contract with the customer further entitles the Company to a one-off licensing fee for granting the customer the intellectual property right attached to the advertising contents and materials, the Company concluded that such licensing fee is integral to but not distinct or separated from the overall advertising solution package.

The entire transaction price of the advertising contract, inclusive of the online advertising fee and the licensing fee, is attributed as a single performance obligation and revenue is recognized at the point in time when the Company’s contractual obligation is completed that is the broadcast of the advertisement content and transfer of the intellectual property right are simultaneously fulfilled.

(b)	Offline advertising and web banner marketing

For revenue generated through the offline and web banner placement, the Company performed its services over a specific tenure set out in the advertising contract. The performance obligation is fulfilled over this pre-determined period when the agreed-upon action is completed or when the advertisement is displayed in the relevant medium to the public or target audience.

The Company recognizes the revenue over the pre-determined contract period, generally the advertising period, during which its services are rendered to the advertiser and satisfied the relevant performance obligation. The Company enters a distinct contract with its customers. The Company concluded that each of the respective services (1) is distinct and (2) meets the criteria for recognizing revenue over time. In addition, the nature of services provided for each successive period are substantially similar and result in the transfer of substantially the same benefit to the customers. Therefore, we concluded that the periodic services fee satisfies the requirements of ASC 606-10-25-14(b) to be accounted for as a single performance obligation.

(c)	Provisioning of strategic planning services

Revenue generated from providing strategic planning services is recognized over time as the Company successively fulfils its performance obligation over the contractual service period and the advertiser simultaneously receives and consumes the benefits provided by the Company’s service performance.

The Company concluded that each of the respective services (1) is distinct and (2) meets the criteria for recognizing revenue over contractual service period. In addition, the nature of services provided for each successive period are substantially similar and result in the transfer of substantially the same benefit to the customers. That is, the benefit consumed by the clients is substantially similar for each month, even though the exact volume of services may vary. Therefore, we concluded that the periodic services fee satisfies the requirements of ASC 606-10-25-14(b) to be accounted for as a single performance obligation.

(d)	Other services

Other services rendered by the Company to its clients include provision of (i) administrative services; and (ii) strategic planning on a profit-sharing fee basis.

The Company’s administrative services generally, including delivery costs and prop making, are typically rendered on a per-task basis, for which the Company enters into an individual contract with the client for the performance of a specific service with a corresponding distinct performance obligation. For these services, the Company will charge a service fee which is normally determined as a particular mark-up percentage of the budgeted cost of the services. Revenue from the provision of administrative services is recognized at a point in time when the service delivery was made and the performance obligation is fulfilled.

The Company’s profit-sharing with strategic planning services is governed by a relevant framework agreement incepted with the client, according to which the Company is entitled to a profit-sharing determined as a specific percentage of the advertiser’s net profit derived during the pre-determined contractual period from the underlying mobiles games. Revenue generated from the provision of these services is recognized at a point in time when the advertiser ascertains the underlying mobile games’ net profit and confirmed our entitled profit-sharing amount.

The following table presents disaggregated information of revenues by major service lines for the years ended March 31, 2025 and 2024, respectively:

	For the years ended March 31
	2024	2025	2025
	HK$	HK$	US$
Online advertising	14,609,390	10,728,665	1,379,024
Offline advertising and web banner	22,595,715	17,966,617	2,309,363
Provisioning of strategic planning services	661,731	369,124	47,446
Other services	2,788,060	1,407,725	180,944
	40,654,896	30,472,131	3,916,777

Revenue disaggregated by timing of revenue recognition for the years ended March 31, 2025 and 2024 is disclosed in the table below:

	For the years ended March 31
	2024	2025	2025
	HK$	HK$	US$
Point in time	17,078,624	12,136,390	1,559,968
Over time	23,576,272	18,335,741	2,356,809
	40,654,896	30,472,131	3,916,777

The Company also selected to apply the practical expedients allowed under ASC Topic 606 to omit the disclosure of remaining performance obligations for contracts with an original expected duration of one year or less. As of March 31, 2025 and 2024, all contracts of the Company were with an original expected duration within one year.

Contract Assets

Contract Assets

The Company’s contract assets represent revenue rendered in executing contract performances with related benefits transferred to the customer that is not yet unconditional under the contractual terms of service. The amount will be recognized as accounts receivable when all conditional precedent has been fulfilled.

Contract Assets

The Company’s contract assets represent revenue rendered in executing contract performances with related benefits transferred to the customer that is not yet unconditional under the contractual terms of service. The amount will be recognized as accounts receivable when all conditional precedent has been fulfilled.

Contract Liabilities

Contract Liabilities

The Company’s contract liabilities include payments received in advance of performance under offline advertising and web banner marketing service contracts which will be recognized as revenue as the Company executed the advertising services with customers under the contract.

Contract Liabilities are recognized when the customers pay consideration before the Company recognizes the related revenue. Contract Liabilities would also be recognized if the Company has an unconditional right to receive consideration before the Company recognizes the related revenue. In such cases, a corresponding receivable would also be recognized.

Contract Liabilities

The Company’s contract liabilities include payments received in advance of performance under offline advertising and web banner marketing service contracts which will be recognized as revenue as the Company executed the advertising services with customers under the contract.

Contract Liabilities are recognized when the customers pay consideration before the Company recognizes the related revenue. Contract Liabilities would also be recognized if the Company has an unconditional right to receive consideration before the Company recognizes the related revenue. In such cases, a corresponding receivable would also be recognized.

Other Income, net

Other Income, net

Government subsidies primarily relate to one-off entitlement granted by the Hong Kong government pursuant to the Employment Support Scheme under the Anti-epidemic Fund. Employers participating in ESS were required to undertake and warrant that they would: (i) not implement redundancies during the subsidy period; and (ii) spend all the wage subsidies on paying wages to their employees. If an employer fails to use all the subsidies received to pay the wages of his/her employees, the Hong Kong Government will claw back the unspent balance of the subsidy. If the total number of employees on the payroll in any one month of the subsidy period is less than the “committed headcount of paid employees”, the employer will have to pay a penalty to the Hong Kong Government. As confirmed by the directors, the Company has (i) not implement redundancies during the subsidy period; and (ii) spend all the wage subsidies on paying wages to its employees. There was no unfulfilled conditions nor other contingencies attached to the ESS funding. Government subsidies received and recognized as other income totaled HK$ nil (US$ nil) and HK$ nil for the years ended March 31, 2025 and 2024, respectively.

Cost of Services

Cost of Services

The Company’s cost of services is primarily comprised of the subcontract costs of online advertising, offline advertising cost, consultation fee, staff costs and other direct costs associated with providing other services, including delivery costs, discount and production costs. These costs are expenses as incurred.

Cost of Services

The Company’s cost of services is primarily comprised of the subcontract costs of online advertising, offline advertising cost, consultation fee, staff costs and other direct costs associated with providing other services, including delivery costs, discount and production costs. These costs are expenses as incurred.

Income Taxes

Income Taxes

The Company accounts for income taxes under ASC 740. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the unaudited condensed consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

The provisions of ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than-not threshold for unaudited condensed consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax in the year incurred.

Income Taxes

The Company accounts for income taxes under ASC 740. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

The provisions of ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than-not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax in the year incurred.

Segment reporting

Segment reporting

The Company operates and manages its business as a single segment, in accordance with ASC 280, Segment Reporting. The Company’s chief operating decision maker (“CODM”) is the Chairman and directors. The Company’s CODM reviews the consolidated results when making decision as a whole. The Company generates substantially all of its revenues from clients in Hong Kong. Accordingly, no geographical segments are presented. Substantially all of the Company’s long-lived assets are located in Hong Kong.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosure, which is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expense categories that are regularly provided to the chief operating decision maker and included in each reported measure of a segment’s profit or loss. The update also requires all annual disclosures about a reportable segment’s profit or loss and assets to be provided in interim periods and for entities with a single reportable segment to provide all the disclosures required by ASC 280, Segment Reporting, including the significant segment expense disclosures. This standard will be effective for the Company on April 1, 2024 and interim periods beginning in fiscal year 2025, with early adoption permitted. The updates required by this standard should be applied retrospectively to all periods presented in the financial statements. The Company adopted this standard for the six months ended September 30, 2025.

The Company operates as a single reportable segment. The chief operating decision maker reviews financial performance and allocates resources on a consolidated basis, using a single measure of operating profit and a total expense amount. No disaggregated expense categories are regularly reviewed by the CODM. As such, the Company has not identified any segment expense categories that meet the criteria for disclosure under ASC 280, as amended by ASU 2023-07.

Segment reporting

The Company operates and manages its business as a single segment, in accordance with ASC 280, Segment Reporting. The Company’s chief operating decision maker (“CODM”) is the Chairman and directors. The Company’s CODM reviews the consolidated results when making decision as a whole. The Company generates substantially all of its revenues from clients in Hong Kong. Accordingly, no geographical segments are presented. Substantially all of the Company’s long-lived assets are located in Hong Kong.

Earnings Per Share

Earnings Per Share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share” (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS are computed by dividing income available to ordinary shareholders of the Company by the weighted average ordinary shares outstanding during the period. Diluted EPS takes into account the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised and converted into ordinary shares. As of 30 September 30, 2025 and March 31, 2025, there were no dilutive shares.

Earnings Per Share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share” (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS are computed by dividing income available to ordinary shareholders of the Company by the weighted average ordinary shares outstanding during the period. Diluted EPS takes into account the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised and converted into ordinary shares. As of March 31, 2025 and 2024, there were no dilutive shares.

Statement of Cash Flows	Statement of Cash Flows In accordance with ASC 230, “Statement of Cash Flows”, cash flows from the Company’s operations are formulated based upon the local currencies.	Statement of Cash Flows In accordance with ASC 230, “Statement of Cash Flows”, cash flows from the Company’s operations are formulated based upon the local currencies.
Commitments and Contingencies

Commitments and Contingencies

In the normal course of business, the Company is subject to contingencies, such as legal proceedings and claims arising out of its business, which cover a wide range of matters. Liabilities for contingencies are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.

If the assessment of a contingency indicates that it is probable that a material loss is incurred and the amount of the liability can be estimated, then the estimated liability is accrued in the Company’s financial statements. If the assessment indicates that a potentially material loss contingency is not probable, but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss, if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the nature of the guarantee would be disclosed.

Commitments and Contingencies

In the normal course of business, the Company is subject to contingencies, such as legal proceedings and claims arising out of its business, which cover a wide range of matters. Liabilities for contingencies are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.

If the assessment of a contingency indicates that it is probable that a material loss is incurred and the amount of the liability can be estimated, then the estimated liability is accrued in the Company’s financial statements. If the assessment indicates that a potentially material loss contingency is not probable, but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss, if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the nature of the guarantee would be disclosed.

Related parties

Related parties

Parties, which can be a corporation or individual, are considered to be related if the Company has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or common significant influence, such as a family member or relative, shareholder, or a related corporation.

Related parties

Parties, which can be a corporation or individual, are considered to be related if the Company has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or common significant influence, such as a family member or relative, shareholder, or a related corporation.

Significant Risks

Significant Risks

Currency Risk

The Company’s operating activities are transacted in HK$. Foreign exchange risk arises from future commercial transactions, recognized assets and liabilities and net investments in foreign operations. The Company considers the foreign exchange risk in relation to transactions denominated in HK$ with respect to US$ is not significant as HK$ is pegged to US$.

Concentration and Credit Risk

Financial instruments that potentially subject the Company to the concentration of credit risks consist of cash and accounts receivable. The maximum exposures of such assets to credit risk are their carrying amounts as of the balance sheet dates.

As of September 30, 2025 and March 31, 2025, the Company’s deposits its cash with banks located in Hong Kong and Taiwan. In Hong Kong, Deposit Protection Scheme is in place which protects eligible deposits held with banks in Hong Kong. Hong Kong Deposit Protection Board will compensate up to a limit of HK$800,000 to each depositor if the bank which hold eligible deposits fails. In Taiwan, Deposit Insurance provided by the Central Deposit Insurance Corporation are in place which protects eligible deposits held with financial institutions in Taiwan. Central Deposit Insurance Corporation will compensate up to a limit of NT$3 million to each depositor if the financial institution which hold eligible deposits fails. The Company believes that no significant credit risk exists and has not incurred any losses related to such deposits as of September 30, 2025 and March 31, 2025.

For the credit risk related to accounts receivable, the Company performs periodic credit evaluations of its customers’ financial condition and generally does not require collateral. The Company establishes an allowance for credit losses based upon estimates, factors surrounding the credit risk of specific customers and other information. The management believes that its contract acceptance, billing, and collection policies are adequate to minimize material credit risk. Application for progress payment of contract works is made on a regular basis. The Company seeks to maintain strict control over its outstanding receivables. Overdue balances are reviewed regularly by the directors.

For the six months ended September 30, 2025 and 2024, and year ended March 31, 2025, all of the Company’s assets and liabilities were primarily located in Hong Kong and all of the Company’s revenue and cost of services were derived from its subsidiaries located in Hong Kong. The Company does not allocate its assets located and expenses incurred outside Hong Kong to its Taiwan branch because these assets and activities are managed at a corporate level. The Company has a concentration of its revenue and accounts receivable with specific customers and cost of sales and accounts payable with specific suppliers.

For the six months ended 30 September, 2025, three customers accounted for approximately 19.7%, 14.7% and 12.6% of the Company’s total revenue. For the six months ended 30 September, 2024, three customers accounted for 17.9%, 10.6% and 10.4% of the Company’s total revenue.

As of six months ended 30 September, 2025, one customer account receivable accounted for 49.1% of the total accounts receivable. As of March 31, 2025, two customers’ accounts receivable accounted for 13.8% and 10.3% of the total accounts receivable, respectively.

For the six months ended 30 September, 2025, one supplier accounted for 30.2% of the Company’s total purchase. For the six months ended 30 September, 2025, no supplier accounted for 10% of the Company’s total purchase.

As of six months ended 30 September, 2025, two suppliers’ accounts payable accounted for 32.6% and 14.5% of the total accounts payable, respectively. As of March 31, 2025, two suppliers’ accounts payable accounted for 26.1% and 22.6% of the total accounts payable, respectively.

Interest rate risk

Fluctuations in market interest rates may negatively affect the Company’s financial condition and results of operations. The Company is exposed to floating interest rate risk on cash deposit and floating rate borrowings, and the risks due to changes in interest rates is not material. The Company has not used any derivative financial instruments to manage the interest risk exposure

Significant Risks

Currency Risk

The Company’s operating activities are transacted in HK$. Foreign exchange risk arises from future commercial transactions, recognized assets and liabilities and net investments in foreign operations. The Company considers the foreign exchange risk in relation to transactions denominated in HK$ with respect to US$ is not significant as HK$ is pegged to US$.

Concentration and Credit Risk

Financial instruments that potentially subject the Company to the concentration of credit risks consist of cash and accounts receivable. The maximum exposures of such assets to credit risk are their carrying amounts as of the balance sheet dates.

As of March 31, 2025 and 2024, the Company’s deposits its cash with banks located in Hong Kong and Taiwan. In Hong Kong, Deposit Protection Scheme is in place which protects eligible deposits held with banks in Hong Kong. Hong Kong Deposit Protection Board will compensate up to a limit of HK$500,000 to each depositor if the bank which hold eligible deposits fails. In Taiwan, Deposit Insurance provided by the Central Deposit Insurance Corporation are in place which protects eligible deposits held with financial institutions in Taiwan. Central Deposit Insurance Corporation will compensate up to a limit of NT$3 million to each depositor if the financial institution which hold eligible deposits fails. The Company believes that no significant credit risk exists and has not incurred any losses related to such deposits as of March 31, 2025 and 2024.

For the credit risk related to accounts receivable, the Company performs periodic credit evaluations of its customers’ financial condition and generally does not require collateral. The Company establishes an allowance for credit losses based upon estimates, factors surrounding the credit risk of specific customers and other information. The management believes that its contract acceptance, billing, and collection policies are adequate to minimize material credit risk. Application for progress payment of contract works is made on a regular basis. The Company seeks to maintain strict control over its outstanding receivables. Overdue balances are reviewed regularly by the directors.

For the years ended March 31, 2025 and 2024, all of the Company’s assets and liabilities were primarily located in Hong Kong and all of the Company’s revenue and cost of services were derived from its subsidiary located in Hong Kong. The Company does not allocate its assets located and expenses incurred outside Hong Kong to its Taiwan branch because these assets and activities are managed at a corporate level. The Company has a concentration of its revenue and accounts receivable with specific customers and cost of sales and accounts payable with specific suppliers.

For the year ended March 31, 2025, one customer accounted for 10.6% of the Company’s total revenue. For the year ended March 31, 2024, one customer accounted for 16.7% of the Company’s total revenue.

As of March 31, 2025, two customers’ accounts receivable accounted for 13.8% and 10.3% of the total accounts receivable, respectively. As of March 31, 2024, two customers’ accounts receivable accounted for 36.2% and 13.2% of the total accounts receivable, respectively.

For the year ended March 31, 2025, no vendor accounted for over 10% of the Company’s total purchase. For the year ended March 31, 2024, one supplier accounted for approximately 14.3% of the Company’s total cost of service.

As of March 31, 2025, two suppliers’ accounts payable accounted for 26.1% and 22.6% of the total accounts payable, respectively. As of March 31, 2024, two suppliers’ accounts payable accounted for 45.7% and 10.1% of the total accounts payable, respectively.

Interest rate risk

Fluctuations in market interest rates may negatively affect the Company’s financial condition and results of operations. The Company is exposed to floating interest rate risk on cash deposit and floating rate borrowings, and the risks due to changes in interest rates is not material. The Company has not used any derivative financial instruments to manage the interest risk exposure.

Recently Adopted Accounting Pronouncements

Recently Issued Accounting Standards, not yet Adopted by the Company

In December 2023, the FASB issued ASU 2023-09, Improvement to Income Tax Disclosure. This standard requires more transparency about income tax information through improvements to income tax disclosures primarily related to the rate reconciliation and income taxes paid information. This standard also includes certain other amendments to improve the effectiveness of income tax disclosures. ASU 2023-09 is effective for public business entities, for annual periods beginning after December 15, 2024. For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2025. The adoption of ASU 2023-09 did not have a material impact on the Company’s unaudited condensed consolidated financial statements and related disclosures.

In March 2024, the FASB issued ASU 2023-09, Improvement to Income Tax Disclosure. This standard requires more transparency about income tax information through improvements to income tax disclosures primarily related to the rate reconciliation and income taxes paid information. This standard also includes certain other amendments to improve the effectiveness of income tax disclosures. ASU 2023-09 is effective for public business entities, for annual periods beginning after December 15, 2024. For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2025. The adoption of ASU 2023-09 did not have a material impact on the Company’s unaudited condensed consolidated financial statements and related disclosures.

In November 2024, the FASB issued ASU 2024-03, which was further clarified through the issuance of ASU 2025-01 in January 2025, to improve disclosure on an entity’s expenses and provide more detailed information for specific expense categories in the notes to financial statements at interim and annual reporting periods. The amendments are effective in annual periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027, with early adoption permitted. The adoption of ASU 2024-03 did not have a material impact on the Company’s unaudited condensed consolidated financial statements and related disclosures.

Except as mentioned above, the Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s unaudited condensed consolidated balance sheets, unaudited condensed consolidated statements of income and statements of cash flows.

Recently Issued Accounting Standards, not yet Adopted by the Company

In December 2023, the FASB issued ASU 2023-09, Improvement to Income Tax Disclosure. This standard requires more transparency about income tax information through improvements to income tax disclosures primarily related to the rate reconciliation and income taxes paid information. This standard also includes certain other amendments to improve the effectiveness of income tax disclosures. ASU 2023-09 is effective for public business entities, for annual periods beginning after December 15, 2024. For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2025. The adoption of ASU 2023-09 did not have a material impact on the Company’s consolidated financial statements and related disclosures.

In March 2024, the FASB issued ASU 2023-09, Improvement to Income Tax Disclosure. This standard requires more transparency about income tax information through improvements to income tax disclosures primarily related to the rate reconciliation and income taxes paid information. This standard also includes certain other amendments to improve the effectiveness of income tax disclosures. ASU 2023-09 is effective for public business entities, for annual periods beginning after December 15, 2024. For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2025. The adoption of ASU 2023-09 did not have a material impact on the Company’s consolidated financial statements and related disclosures.

Except as mentioned above, the Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s consolidated balance sheets, statements of income and statements of cash flows.

Recently Issued Accounting Standards, not yet Adopted by the Company

Recently Adopted Accounting Pronouncements

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures.” The amendments in the ASU are intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses that are regularly provided to the chief operating decision maker and included within each reported measure of segment profit or loss. In addition, the amendments enhance interim disclosure requirements, clarify circumstances in which an entity can disclose multiple segment measures of profit or loss, provide new segment disclosure requirements for entities with a single reportable segment, and contain other disclosure requirements. The purpose of the amendments is to enable “investors to better understand an entity’s overall performance” and assess “potential future cash flows.” The amendments in ASU 2023-07 are effective for all public entities for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Company adopted ASU 2023-07 in the 2025 interim period and the adoption did not have a material impact on its consolidated financial statements and related disclosures.